Sales revenue from contracts with customers (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	100.00%	100.00%	100.00%
Terpel [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	14.00%	14.30%	14.40%
Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	10.00%